Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q3PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 15

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2025
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,643,316
California 96.3%
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 14,206,871
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,295,663
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 311,943
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,324,517
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 673,142
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 732,908
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 396,547
b
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,315,974
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,149,779
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,078,080
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 16,850,000 17,685,270
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 22,990,000 24,276,187
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,165,504
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,825,494
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 624,202
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,146,734
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,648,776
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,357,101
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,315,000 2,947,364
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,488,822
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,250,861
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 292,362
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 576,325
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 619,888
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,300,952
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 9,915,000 11,210,064
Leland Stanford Junior University (The) , Revenue , V-2 , Refunding , 5% , 4/01/51 ... 9,500,000 10,709,625
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,049,861
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,264,377
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,021,765
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,784,577
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,527,822
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,034,566
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,031,868
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 784,532
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 754,640
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,062,962
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,562,348

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. $ 540,000 $ 549,536
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 638,100
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 261,978
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 464,396
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% ,
11/15/30 ....................................................... 3,000,000 3,035,392
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,588,307
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,056,460
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,539,044
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,071,507
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,183,145
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,552,366
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,293,999
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,240,473
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,703,832
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,000,941
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,775,036 4,778,526
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,030,452 7,446,165
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,056,266
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,949,480
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,906,121
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 562,894
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 595,258
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,045,943
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 118,306
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 117,328
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 150,180
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 153,839
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 176,185
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 159,801
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ 95,000 89,835
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 537,680
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 443,483
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,566,208
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,840,593
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/32 ........................ 1,000,000 1,048,938
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/35 ........................ 1,430,000 1,481,504
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,301,763
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,540,770
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,031,299

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ $ 6,270,000 $ 6,439,567
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,798,799
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,371,468
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,583,757
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,086,356
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,325,786
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,017,063
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 200,000 199,456
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 300,000 297,903
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 394,831
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 343,079
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 243,090
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 155,000 149,180
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 110,000 104,642
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 250,000 235,026
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 211,860
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 111,847
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 117,709
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 246,566
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 122,945
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 259,610
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 273,385
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,095,398
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,398,289
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 901,897
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/30 ....................................................... 775,000 793,760
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,643,045
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 5,029,207
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,852,764
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 6/30/25 1,250,000 1,253,353
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,063,293
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,604,767
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,750,006
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,973,505
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,697,039
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,127,145
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,005,027
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 911,126
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,315,553
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,415,469
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,013,722
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,361,999
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,264,557
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,621,372
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,346,965
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/27 ....................................................... 100,000 103,525

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/28 ....................................................... $ 250,000 $ 260,648
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/29 ....................................................... 250,000 262,596
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/30 ....................................................... 210,000 221,913
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/31 ....................................................... 435,000 459,501
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,260,015
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,511,285
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,265,940
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,629,639
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,861,176
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,888,723
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,109,523
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,030,142
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,027,478
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,035,117
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,468,083
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 4,350,000 4,480,423
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,724,708
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/27 .......... 4,170,000 4,287,918
b
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 660,769
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 656,353
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,703,326
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 390,000 390,477
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,508,680
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 304,671
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 329,844
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 690,000 715,013
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,563,057
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 310,906
California State University , Revenue , 2016 A , Refunding , 5% , 11/01/30 ...........
5,000,000 5,095,358
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 478,826
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 219,542
Aldersly Obligated Group , Revenue , 2015 A , ETM, 4.5% , 5/15/25 .............. 215,000 215,403
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 517,278
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 511,995
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 676,298
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,219,595

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 ....................
$ 5,000,000 $ 4,791,464
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,066,188
c
Cerritos Community College District , GO , 2012 D , 3.84%, 8/01/36 ............... 6,130,000 3,984,314
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,370,142
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 744,224
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 780,821
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,676,519
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,134,362
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,051,209
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,264,470
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 395,596
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,035,511
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,164,303
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 920,821
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 955,000 991,228
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,112,128
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 525,000 545,004
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 926,083
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,054,424
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,345,047
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,202,065
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 996,410
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 817,262
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 249,432
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 534,794
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 374,867
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,007,211
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 355,721
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,267,684
City of Long Beach ,
Harbor , Revenue , 2019 A , 5% , 5/15/38 .................................. 2,000,000 2,122,461
Marina System , Revenue , 2015 , 5% , 5/15/27 ............................. 1,285,000 1,286,804
Marina System , Revenue , 2015 , 5% , 5/15/32 ............................. 1,250,000 1,251,276
City of Los Angeles ,
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,884,439
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,439,947
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... 5,800,000 5,921,776
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,795,049
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,566,237
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,872,433
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,615,321
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/32 ............. 3,205,000 3,487,787

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/33 ............. $ 3,000,000 $ 3,254,654
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,279,667
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 7,909,272
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,795,084
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,717,481
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,437,768
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 10,753,279
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,161,449
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 621,142
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 245,925
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 330,249
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 757,249
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 176,856
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 178,078
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 177,139
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 150,857
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 223,616
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 255,354
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 255,322
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 280,235
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 228,848
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 263,275
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 282,397
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 224,676
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 625,000 609,827
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 720,000 741,780
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 365,402
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 902,575
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,164,315
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,597,945
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 260,597
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,510,011
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,895,549
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,699,169
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 7,784,959
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 618,932
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,227,164
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,563,518
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,050,818
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,808,695

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... $ 1,485,000 $ 1,559,423
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,095,941
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,348,265
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................
1,670,000 1,716,134
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,549,048
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,200,000 1,862,300
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/37 4,090,000 4,449,824
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/42 3,115,000 3,265,842
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,684,415
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 520,349
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,019,731
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,020,916
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,040,367
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 168,838
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 356,793
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 107,334
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 48,639
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 8,010,296
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,528,887
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 10,500,000 10,409,239
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,162
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,469
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 ..................
8,000,000 7,606,847
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,317,199
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,098,587
d
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. 2,500,000 2,396,945
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,107,920
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,557,377
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,136,775
c
Escondido Union High School District , GO , 2009 , AGMC Insured , 3.84%, 8/01/36 ... 4,225,000 2,755,299
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,842,885
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,722,559
Revenue , 2013 A , Refunding , AGMC Insured , 5.3% , 1/15/29 ................. 19,895,000 21,532,365
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/32 ..................... 300,000 309,045
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/33 ..................... 445,000 456,710
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,622,562
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/33 ................... 1,000,000 1,077,024

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Imperial Irrigation District, (continued)
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... $ 1,100,000 $ 1,179,075
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,128,306
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,066,943
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,137,659
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 790,000 788,539
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,460,000 1,469,310
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/28 ...................................... 1,130,000 1,143,839
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,029,943
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,935,032
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 788,214
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,078,751
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,423,652
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,554,737
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,597,605
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,695,252
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 197,273
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/32 ........ 185,000 195,597
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/33 ........ 195,000 205,565
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/34 ........ 225,000 236,463
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 276,726
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 274,348
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 260,590
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 299,502
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 328,882
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,871,880
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,009,271
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,034,231
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. 1,155,000 1,164,936
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,522,748
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,199,800
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,524,763
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,654,801
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 15,398,473
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 4,991,705
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 680,868
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,615,285
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,758,945
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,547,308
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,084,847
Los Angeles Department of Water ,
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/40 ................... 7,000,000 7,315,122
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/41 ................... 3,535,000 3,679,101
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 B , 5% , 7/01/30 ............................ 3,000,000 3,028,266
Power System , Revenue , 2016 B , 5% , 7/01/31 ............................ 6,700,000 6,756,743
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,833,280
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 2,995,264
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,395,889
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 2,997,544
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,501,604

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... $ 2,500,000 $ 2,601,371
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,639,357
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,512,149
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/29 ................................... 5,000,000 5,019,916
GO , 2016 B , Refunding , 5% , 7/01/30 ................................... 30,000,000 30,727,215
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,070,073
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,384,713
Menifee Union School District ,
d
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,416,998
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 500,000 483,547
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 751,500
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 438,218
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 787,873
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,154,820
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,210,090
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,417,399
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,285,940
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,592,931
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,569,154
e
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,775,690
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,890,134
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 119,350
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 128,637
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 137,643
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 155,550
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,504,354
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,439,803
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,419,648
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,332,513
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,592,560
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,684,092
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,770,536
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,560,796
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,273,283
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 57,954
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 5% ,
9/01/32 ........................................................ 100,000 108,236
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/34 ........................................................ 500,000 508,588
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/36 ........................................................ 715,000 722,663

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District, (continued)
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/40 ........................................................ $ 965,000 $ 954,190
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,413,231
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,280,629
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,866,203
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,183,487
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 334,000
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,647,300
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,066,827
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,005,878
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,969,967
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,140,169
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,320,279
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,505,504
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,701,337
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 262,506
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 452,996
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,153,948
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 400,150
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,162,491
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,870,737
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,127,933
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 ..............
22,975,000 24,630,958
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,036,918
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,865,479
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,160,458
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,405,918
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,718,908
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,254,355
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,322,745
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ...................
605,000 609,139
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,645,193
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,506,290
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,327,437
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,522,577
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,129,590
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,069,884
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,041,366
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,207,397

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... $ 9,220,000 $ 8,777,034
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,080,961
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,110,628
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 361,556
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,224,284
c
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , 3.38%, 1/15/26 ............................................. 19,000,000 18,501,911
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,815,865
c
San Mateo County Community College District , GO , 2005 A , NATL Insured , 3.27%,
9/01/30 ......................................................... 5,000,000 4,194,947
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............
10,000,000 9,477,197
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,110,415
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,008,475
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,058,003
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,510,836
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,571
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 690,304
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 553,574
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,026,708
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,227,667
State of California ,
GO , Refunding , 5% , 4/01/29 ......................................... 3,190,000 3,433,524
GO , Refunding , 5% , 9/01/29 ......................................... 1,000,000 1,025,982
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,424,842
GO , 5% , 4/01/30 .................................................. 3,725,000 4,012,708
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,101,168
GO , 5.75% , 10/01/31 ............................................... 15,000,000 16,045,980
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,235,062
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,603,544
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,268,216
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,663,784
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,551,845
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 631,749
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,426,278
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 516,698
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,789,460

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... $ 1,050,000 $ 1,080,656
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,006,314
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... 1,565,000 1,573,799
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,016,403
Revenue , 2024 BS , Refunding , 5% , 5/15/44 .............................. 2,000,000 2,146,218
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,695,471
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 569,051
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 637,445
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,011,344
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 739,413
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 273,130
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 780,478
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 289,352
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,205,616
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 613,313
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 622,462
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 404,322
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 376,807
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 325,197
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 273,913
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 2,008,813
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,674,154
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,825,245
1,260,718,151
Florida 0.8%
a ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.25%, 3/01/29 ........................................... 11,900,000 9,714,693
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
2,810,000 2,858,411
Total Municipal Bonds (Cost $ 1,294,910,144 ) ...................................
1,282,934,571
Shares
Escrows and Litigation Trusts 0.0%
†
f ,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,201
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,201
Total Long Term Investments (Cost $ 1,294,910,144 ) .............................
1,283,137,772
a
a a a a

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 17 .
Short Term Investments 2.4%
a a
Principal
Amount
a
Value
Municipal Bonds 2.4%
California 2.4%
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.82% , 7/01/35 ...................................... $ 3,735,000 $ 3,735,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.85% ,
7/01/57 ........................................................ 5,100,000 5,100,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.85% , 7/01/48 ................................. 19,000,000 19,000,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.85% , 7/01/47 ................................. 3,400,000 3,400,000
31,235,000
Total Municipal Bonds (Cost $ 31,235,000 ) ......................................
31,235,000
Total Short Term Investments (Cost $ 31,235,000 ) ................................
31,235,000
a
Total Investments (Cost $ 1,326,145,144 ) 100.4% ................................
$1,314,372,772
Other Assets, less Liabilities (0.4) % ...........................................
(5,010,770)
Net Assets 100.0% ...........................................................
$1,309,362,002
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $118,488,869, representing 9.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Non-income producing.
g
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The  Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At March 31, 2025, unfunded commitments were as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,282,934,571 $ — $ 1,282,934,571
Escrows and Litigation Trusts ............... — — 203,201 203,201
Short Term Investments ................... — 31,235,000 — 31,235,000
Total Investments in Securities ........... $— $1,314,169,571 $203,201 $1,314,372,772
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.